Goodwill (Tables)	12 Months Ended
Jan. 03, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
A summary of changes in goodwill during the twelve months ended January 3, 2021, is as follows:

	January 3, 2021	December 29, 2019	December 30, 2018
Goodwill, gross	$56,307	$56,307	$56,307
Accumulated impairment losses	—	—	—
Goodwill	$56,307	$56,307	$56,307